Contracts with Customers - Contract Costs (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Current deferred mobilization and contract preparation costs	$ 31.8	$ 39.4
Non-current deferred mobilization and contract preparation costs	31.6	42.6
Total deferred mobilization and contract preparation asset	$ 63.4	$ 82.0